Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000356786
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032270
Shareholder Report [Line Items]
Fund Name	Sit Large Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Large Cap Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Large Cap Growth Fund	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Large Cap Growth Fund returned +15.30%, underperforming the Russell 1000 Growth® Index's return of +17.71%. During the period, stock selection within the health technology sector negatively impacted returns. Laggards included Abbott Laboratories, Intuitive Surgical, Dexcom, and Boston Scientific. The producer manufacturing sector also negatively impacted returns due to the underweight of GE Vernova (+123%), along with underperforming holdings that included BAE Systems and Honeywell. Conversely, the finance sector aided relative returns, as Goldman Sachs, Chubb, and JPMorgan outperformed the sector index return. In addition, the technology services sector contributed to relative returns, driven by the Fund's large position in Alphabet (+100%) and the underweight of several larger index holdings that underperformed over the period, particularly Oracle. The Fund also benefited from an underweight position in the lagging consumer services sector.

Line Graph [Table Text Block]
Table Summary
	Sit Large Cap Growth Fund	Russell 3000® Index	Russell 1000® Growth Index
6/16	$10,000	$10,000	$10,000
6/17	12,118	11,851	12,042
6/18	14,170	13,602	14,753
6/19	15,664	14,824	16,458
6/20	19,006	15,792	20,290
6/21	26,822	22,767	28,913
6/22	21,785	19,610	23,485
6/23	27,276	23,327	29,851
6/24	35,520	28,721	39,846
6/25	39,352	33,114	46,707
6/26	45,374	40,672	54,976

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Sit Large Cap Growth Fund	15.30%	11.09%	16.33%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell 1000® Growth Index	17.71%	13.71%	18.58%

Material Change Date	Jun. 30, 2026
AssetsNet	$ 264,842,928
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,556,407
InvestmentCompanyPortfolioTurnover	4.91%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$264,842,928
# of Portfolio Holdings	58
Portfolio Turnover Rate	4.91%
Investment Advisory Fees Paid	$2,556,407
Weighted average market cap	$1,922.1 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	11.4
Alphabet, Inc.	10.2
Microsoft Corp.	7.7
Amazon.com, Inc.	4.4
Applied Materials, Inc.	4.2
Broadcom, Inc.	3.8
Meta Platforms, Inc.	3.1
Eli Lilly & Co.	2.7
Palo Alto Networks, Inc.	2.4

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	36.8%
Technology Services	24.3
Retail Trade	7.9
Health Technology	7.0
Producer Manufacturing	6.1
Finance	3.8
Consumer Services	2.5
Industrial Services	2.3
Others	5.8
Cash and other net assets	3.5
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2026.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2026.